Employee Related Liabilities (Pension Benefit Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2011 Target Allocation, Cash	0.00%
Actual Allocation	100.00%	100.00%
Fair Value	$ 168.5	$ 171.6
2011 Target Allocation, Equity Securities	60.00%
2011 Target Allocation, Fixed Income Securities	40.00%
2011 Target Allocation, Total	100.00%
Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	32.00%	15.00%
Fair Value	53.7	24.8
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	55.00%	61.00%
Fair Value	92.9	105.2
US Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	38.5	50.9
Mid Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	11.1	11.9
Small Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	11.0	11.3
International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	22.0	21.3
Emerging Markets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	10.3	9.8
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	13.00%	24.00%
Fair Value	21.9	41.6
Investment Grade Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	8.3	15.8
Corporate Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 13.6	$ 25.8